Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2023
Allowance for expected credit losses	€418	€640	€(122)	€936
2024
Allowance for expected credit losses	936	89	(67)	958
2025
Allowance for expected credit losses	958	(43)	(77)	838